Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 23, 2021
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 23, 2021
Document Effective Date	Nov. 23, 2021
Prospectus Date	Nov. 29, 2021
BNY Mellon Concentrated International ETF | BNY Mellon Concentrated International ETF
Prospectus:
Trading Symbol	BKCI